Total Return U.S. Treasury Fund, Inc.
RISK/RETURN SUMMARY

Investment Objectives
The investment objectives of the Fund are to provide a high level of total return with relative stability of principal and, secondarily, high current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the ISI Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section on page 11 of the Prospectus and the “Distribution of Fund Shares” section on page 18 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Total Return U.S. Treasury Fund, Inc. Total Return U.S. Treasury Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Total Return U.S. Treasury Fund, Inc. Total Return U.S. Treasury Fund Shares
Management Fees	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	1.01%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, 1 YEAR	Expense Example, 3 YEARS	Expense Example, 5 YEARS	Expense Example, 10 YEARS
Total Return U.S. Treasury Fund, Inc. Total Return U.S. Treasury Fund Shares	400	612	841	1,498

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expensesor in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities issued by the United States Treasury (“U.S. Treasury Securities”). The Fund will provide its shareholders with at least 60 days prior notice of any change in this investment policy. U.S. Treasury Securities include Treasury bills, notes and bonds as well as Treasury Inflation-Protected Securities (TIPs) and U.S. Treasuries issued without coupons (STRIPS). U.S. Treasury Securities are backed by the “full faith and credit” of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. The Fund invests only in U.S. Treasury Securities and repurchase agreements that are fully collateralized by U.S. Treasury Securities. Under the terms of a repurchase agreement, the Fund purchases U.S. Treasury Securities from a bank or broker-dealer, subject to an agreement that the bank or broker-dealer will repurchase the securities at an agreed upon time and price.

The Advisor buys and sells U.S. Treasury Securities with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in selecting investments, the Advisor will consider both yield and a security’s potential for capital appreciation resulting from possible changes in interest rates. The Fund may invest in securities of any maturity. The Fund’s average maturity will depend upon the Advisor’s assessment of both the relative yields available on securities with different maturities and future changes in interest rates. The Advisor may take full advantage of the entire range of maturities offered by U.S. Treasury Securities. If the market environment is defensive and rising interest rates are expected, the Fund may invest primarily in U.S. Treasury Securities with shorter-term maturities (under 5 years). Conversely, in an aggressive market environment of low inflation and declining interest rates, the Fund may invest primarily in U.S. Treasury Securities with longer-term maturities (20-30 years).

Principal Risks

The Fund may be suited for you if you are seeking high total return, but you also desire the safety of an investment in U.S. Treasury Securities.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund’s share price will vary from day-to-day based upon changes in the price of the securities held by the Fund. The price of U.S. Treasury Securities will change in response to changes in general economic conditions and market factors, especially interest rate changes. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Some of the specific principal risks of investing in the Fund are listed below.

•	Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Prices of fixed income securities typically fall when interest rates rise. A Fund that must sell fixed income securities before such securities reach maturity is likely to realize capital losses if interest rates have risen.

U.S. Treasury Security Risks

•	Interest Rate Risk. The value of the Fund’s shares can be expected to increase during periods of falling interest rates and decrease during periods of rising interest rates. The yields of U.S. Treasury Securities may be lower than the yields available from other types of fixed-income investments.

•	Maturity Risk. Longer-term U.S. Treasury Securities and STRIPS generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Repurchase Agreement Risks

Repurchase agreements are subject to the risk of default or insolvency by the other party to the agreement, including possible delays or restrictions on the Fund’s ability to dispose of the underlying securities.

Management Risks

There can be no assurance that the Advisor’s analyses of economic conditions and its expectations regarding interest rate changes or that the portfolio strategies based on such analyses will be effective. There is no guarantee that the Fund will achieve its investment objectives.

Performance Summary

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the past ten calendar years. The impact of taxes and sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of broad measures of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-882-8585.

Annual Total Returns

During the periods shown in the bar chart, the highest return for a quarter was 11.52% (quarter ended December 31, 2008) and the lowest return for a quarter was -3.54% (quarter ended December 31, 2010).

Average Annual Total Returns for Periods Ended December 31, 2014

The table below shows how the Fund’s average annual total returns compare with those of the Barclays Capital Treasury Index, the Barclays Capital Intermediate Treasury Index and the Barclays Capital Long-Term Treasury Index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Total Return U.S. Treasury Fund, Inc.		1 Year	5 Years	10 Years
Total Return U.S. Treasury Fund Shares		(1.40%)	2.29%	3.46%
Total Return U.S. Treasury Fund Shares - Return After Taxes on Distributions		(1.82%)	1.49%	2.32%
Total Return U.S. Treasury Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares		(0.78%)	1.54%	2.33%
Barclays Capital Treasury Index (reflects no deduction for fees, expenses or taxes)		5.05%	3.91%	4.38%
Barclays Capital Intermediate Treasury Index (reflects no deduction for fees, expenses or taxes)	[1]	2.57%	2.92%	3.79%
Barclays Capital Long-Term Treasury Index (reflects no deduction for fees, expenses or taxes)	[1]	25.07%	9.96%	7.54%
[1]	The Barclays Capital Intermediate Treasury Index and the Barclays Capital Long-Term Treasury Index are reflective of the performance of intermediate and long-term U.S. Treasury Securities, respectively, and are included as additional comparative indices because the Fund may invest in the entire range of maturities offered by U.S. Treasury Securities.